Subsidiary Guarantor Information - Summary of Principal Amount Outstanding of Registered Debt Securities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Supplemental information [line items]
Principal amount outstanding (U.S. $)	$ 0
6.625% Guaranteed Bonds due 2035 [member] | Master Trust [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 1,750,000
6.625% Guaranteed Bonds due 2038 [member] | Master Trust [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 491,175
8.625% Bonds due 2022 [member] | Master Trust [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 89,609
8.625% Guaranteed Bonds due 2023 [member] | Master Trust [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 63,705
9.50% Guaranteed Bonds due 2027 [member] | Master Trust [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 219,217
Floating Rate Notes due 2022 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 563,702
9.50% Global Guaranteed Bonds due 2027 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 102,149
6.000% Notes due 2020 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 322,564
5.50% Notes due 2021 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 1,071,292
3.500% Notes due 2023 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 1,360,645
4.875% Notes due 2024 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 1,031,954
6.625% Notes due 2035 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 999,000
6.500% Bonds due 2041 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 1,560,521
4.875% Bonds 2022 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 787,806
5.375% Notes due 2022 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 604,657
3.500% Notes due 2020 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 437,022
5.50% Bonds due 2044 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 972,970
6.375% Bonds due 2045 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 1,560,461
5.625% Bonds due 2046 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 1,698,214
4.500% Notes due 2026 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 1,497,918
4.250% Notes due 2025 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 790,153
6.375% Notes due 2021 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 364,288
6.875% Notes due 2026 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 2,970,334
4.625% Notes due 2023 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 1,012,142
6.750% Bonds due 2047 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 5,997,558
5.350% Bonds due 2028 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 2,482,368
6.350% Bonds due 2048 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 3,326,497
6.500% Bonds due 2029 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 1,982,163
6.500% Notes due 2027 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 5,478,497